Financial assets (Details) € in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Financial assets
Purchase of financial assets - current	€ 43,400		€ 44,032
Proceeds from maturity of financial assets - current	52,383		€ 0
Financial Assets	67,919				€ 76,968
Foreign exchange gain (loss)	26,000
Term deposits	67,900
USD term deposits
Financial assets
Purchase of financial assets - current	37,400	$ 40.8
Proceeds from maturity of financial assets - current	23,400	$ 25.0
US Treasury bills
Financial assets
Purchase of financial assets - current	6,000
Proceeds from maturity of financial assets - current	29,000
Foreign Currency In Financial Assets
Financial assets
Financial Assets	€ 41,900			$ 45.8